Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 14— INCOME TAXES

The Company’s provision for income taxes consists of the following for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
Current:
Federal	$4,730	$16,499	$2,117
State	3,297	6,176	284
Foreign	5,344	1,092	(352)
Total current provision	13,371	23,767	2,049
Deferred:
Federal	41,979	10,702	1,817
State	18,518	175	353
Foreign	1,572	—	684
Total deferred	62,069	10,877	2,854
Total provision for income taxes	$75,440	$34,644	$4,903

A reconciliation of the federal statutory rate of 21% to the effective tax rate for income before income taxes is as follows for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
Provision for income taxes at federal statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	6.3	5.9	6.0
Transaction expenses	—	—	1.7
Noncontrolling interest tax differential	(0.1)	(0.1)	(1.2)
Employee stock based compensation	(2.2)	(0.9)	(9.9)
Other	2.0	3.8	5.4
Effective income tax rate	27.0%	29.7%	23.0%

Deferred income tax assets (liabilities) consisted of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Deferred tax assets:
Accrued liabilities and other	$2,066	$1,793
Mandatorily redeemable noncontrolling interests	1,190	1,190
Other	—	2,760
State taxes	237	—
Share based payments	—	3,441
Foreign tax and other tax credit carryforwards	1,558	1,558
Capital loss carryforward	61,315	61,945
Net operating loss carryforward	33,185	45,535
Total deferred Tax Assets	99,551	118,222

Deferred tax liabilities:
Deductible goodwill and other intangibles	(2,333)	(6,246)
State taxes	—	(2,831)
Share based payments	(434)	—
Depreciation	(112)	143
Deferred revenue	(43,631)	(222)
Other	(4,902)	—
Total deferred tax liabilities	(51,412)	(9,156)

Net deferred tax assets	48,139	109,066
Valuation allowance	(78,289)	(77,544)
Net deferred tax (liabilities) assets	$(30,150)	$31,522

Deferred tax assets, net	$4,098	$31,522
Deferred tax liabilities, net	(34,248)	—
Net deferred tax (liabilities) assets	$(30,150)	$31,522

The Company's income before income taxes of $279,457 for the year ended December 31, 2020 includes a United States component of income before income taxes of $264,654 and a foreign component comprised of income before income taxes of $14,803. As of December 31, 2020, the Company had federal net operating loss carryforwards of $47,064 and state net operating loss carryforwards of $63,358. The Company’s federal net operating loss carryforwards will expire in the tax years commencing in December 31, 2031 through December 31, 2038, the state net operating loss carryforwards will expire in tax years commencing in December 31, 2025.

The Company establishes a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Tax benefits of operating loss, capital loss and tax credit carryforwards are evaluated on an ongoing basis, including a review of historical and projected future operating results, the eligible carryforward period, and other circumstances. The Company’s net operating losses are subject to annual limitations in accordance with Internal Revenue Code Section 382. Accordingly, the Company is limited to the amount of net operating loss that may be utilized in future taxable years depending on the Company’s actual taxable income. As of December 31, 2020, the Company believes that the existing net operating loss carryforwards will be utilized in future tax periods before the loss carryforwards expire and it is more-likely-than-not that future taxable earnings will be sufficient to realize its deferred tax assets and has not provided a valuation allowance. The Company does not believe that it is more likely than not that the Company will be able to utilize the benefits related to capital loss carryforwards and has provided a valuation allowance in the amount of $61,315 against these deferred tax assets.

At December 31, 2020, the Company had gross unrecognized tax benefits totaling $10,560 all of which would have an impact on the Company's effective income tax rate, if recognized. A reconciliation of the amounts of gross unrecognized tax benefits (before federal impact of state items), excluding interest and penalties, was as follows:

Year Ended
December 31,
2020
Beginning balance	$10,156
Additions for current year tax positions	15
Additions for prior year tax positions	539
Reductions for prior year tax positions	(25)
Reductions due to lapse in statutes of limitations	(125)
Ending balance	$10,560

The Company files income tax returns in the U.S., various state and local jurisdictions, and certain other foreign jurisdictions. The Company is currently under audit by certain federal, state and local, and foreign tax authorities. The audits are in varying stages of completion. The Company evaluates its tax positions and establishes liabilities for uncertain tax positions that may be challenged by tax authorities. Uncertain tax positions are reviewed on an ongoing basis and are adjusted in light of changing facts and circumstances, including progress of tax audits, case law developments and closing of statutes of limitations. Such adjustments are reflected in the provision for income taxes, as appropriate. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the calendar years ended December 31, 2017 to 2020.

At December 31, 2020, the Company believes it is reasonably possible that its gross liabilities for unrecognized tax benefits may decrease by approximately $77 within the next 12 months due to expiration of statute of limitations.

The Company had accrued interest and penalties relating to uncertain tax positions of $620 and $4,696 for UOL and magicJack, respectively, for the year ended December 31, 2020 all of which was included in income taxes payable. The Company recorded a benefit of $166 for UOL related to interest and penalties for uncertain tax positions primarily due to the lapse in statute of limitations.